Document And Entity Information	Aug. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 06, 2026
Entity Registrant Name	CSQUARE, INC.
Entity Central Index Key	0002105398
Entity Emerging Growth Company	false
Entity File Number	001-43401
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-0679216
Entity Address, Address Line One	3100 Olympus Blvd.
Entity Address, Address Line Two	Suite 510
Entity Address, City or Town	Coppell
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75019
City Area Code	855
Local Phone Number	699-8372
Entity Information, Former Legal or Registered Name	Not applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	CSQR
Security Exchange Name	NYSE